Leases - Schedule of Lease (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Schedule of Lease [Abstract]
Operating lease cost	$ 14,098	$ 11,652
Cash paid for amounts included in the measurement of lease liabilities	$ 13,422	$ 12,092
Weighted average remaining lease term – operating leases (in years)	4 years 29 days		4 years 7 months 20 days
Average discount rate – operating lease	3.77%		3.75%
Right-of-use assets	$ 91,198		$ 70,739
Operating lease liabilities, current	28,402		17,573
Operating lease liabilities, non-current	63,060		52,745
Total operating lease liabilities	$ 91,462		$ 70,318